CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net income for the years	¥ 1,535,733	$ 219,607	¥ 1,056,468	¥ 1,297,576
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for uncollectible receivables, contract assets, prepaid expenses and other current assets and others	31,520	4,507	12,204	72,764
Share-based compensation	157,938	22,585	59,122	54,353
Depreciation and amortization	70,903	10,139	17,873	9,461
Non-cash lease expenses	25,678	3,672	23,557	21,033
Gain from disposal of property, equipment and software	(171)	(24)		(191)
Share of loss in equity method investments				1,990
Impairment of long-term investments			51,923	91,236
Gain from de-recognition of liabilities				(280,231)
Loss from disposal of subsidiaries			14,431	2,012
Gain on recovery of long-term investment			(69,018)
Unrealized investment incomes	(2,128)	(304)
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(748,620)	(107,051)	(886,457)	(497,470)
Financial assets receivable	(327,603)	(46,847)	701,666	(917,775)
Prepaid expenses and other current assets	(566,569)	(81,018)	1,494,509	(1,890,443)
Amount due from/to related parties	(12,125)	(1,734)	11,266	10,759
Deferred tax assets	(24,129)	(3,450)	(18,806)	(66)
Other non-current assets	(63,488)	(9,079)	186	(504)
Deferred guarantee income	229,400	32,804	(657,359)	821,644
Contingent guarantee liabilities	383,985	54,909	(728,172)	933,947
Payroll and welfare payables	66,302	9,481	49,625	17,695
Tax payables	367,493	52,551	124,845	219,348
Accrued expenses and other current liabilities	159,439	22,798	190,564	445,045
Operating Lease	(26,204)	(3,747)	(22,939)	(22,595)
Net cash provided by operating activities	1,257,354	179,799	1,425,488	389,588
Cash flows from investing activities
Purchase of property, equipment and software	(635,080)	(90,815)	(739,130)	(31,542)
Disposal of property, equipment and software	3,430	490	2	840
Disposal of subsidiaries, net of cash disposed of RMB68,747, RMB2,683 and nil	16,851	2,410	(2,683)	(68,747)
Acquisition of long-term investments	(238,362)	(34,085)	(97,577)	(77,533)
Proceeds from recovery of long-term investments	71,344	10,202	69,018
Deposits to a third-party company (See Note 4)	(864,389)	(123,606)
Loans to related parties	(550,000)	(78,649)	(120,003)	(13,904)
Repayments from related parties	250,000	35,750	130,110	31,233
Other investing activities			(23,257)	53,803
Net cash used in investing activities	(1,946,206)	(278,303)	(783,520)	(105,850)
Cash flows from financing activities
Loans from related parties	756,471	108,174	27,335
Loans from banks	669,602	95,752
Repayment of loans from related parties	(720,014)	(102,961)	(5,755)
Dividend distributed to shareholders	(108,156)	(15,466)	(301,175)	(156,674)
Repurchase of ordinary shares	(110,731)	(15,835)	(53,261)	(38,081)
Proceeds from exercise of options			169	1,274
Net cash (used in) provided by financing activities	487,172	69,664	(332,687)	(193,481)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(737)	(105)	(4,054)	(10,670)
Net change in cash, cash equivalents and restricted cash	(202,417)	(28,945)	305,227	79,587
Cash, cash equivalents and restricted cash at beginning of the year	677,855	96,932	372,628	293,041
Cash, cash equivalents and restricted cash at end of the year	475,438	67,987	677,855	372,628
Supplemental disclosure of cash flow information:
Income taxes paid	34,159	4,885	118,679	40,895
Cash paid for interest	2,217	317
Supplemental disclosure of non-cash investing and financing activities:
Disposal consideration settled by other payable related to the disposal of Shanghai Caiyin				75,646
Disposal consideration settled by accounts receivable			33,307	108,190
Non-cash increase of lease liabilities in exchange for right-of-use assets	2,757	394	24,683	46,954
Disposal consideration settled by service fee collected on behalf of Fujian Zhuoqun (see Note 7)				316,224
Paybles for share repurchase (see Note 10)			13,378	21,619
Payables for dividend to shareholders (see Note 15)	220,374	31,513	40,793
Long-term receivable from disposal consideration related to disposal of Giasun and Quark (see Note 7)	4,290	613	18,814
Payables for purchase of property, equipment and software	6,032	863
Transfer of ordinary shares from shareholders	226,846	32,439
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	61,837	8,843	540,523	370,193
Restricted cash	413,601	$ 59,144	137,332	2,435
Total cash, cash equivalents and restricted cash	¥ 475,438		¥ 677,855	¥ 372,628